Income Taxes (Details) - Schedule of significant components of deferred tax assets - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Significant Components Of Deferred Tax Assets Abstract
Net operating loss carryforwards	$ 9,411,900	$ 9,539,900	$ 12,579,200
Valuation allowance	(9,637,200)	(9,748,100)	(12,957,500)
Goodwill	5,800	11,000	251,600
Property and equipment	(30,200)	(32,000)
Development costs	54,800	124,600
Intangible assets	136,400	46,100
Inventory allowance	30,300	30,300	17,800
Warranty accrual and other	28,200	28,200	28,500
Net Deferred Tax Assets